Loans and Borrowings - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	$ 59,250	$ 168,102
New loans and borrowings, net of finance costs	401,495	5,471
Principal and interest payments	(71,033)	(117,404)
Interest costs, including interest capitalized	26,666	5,177
Foreign exchange gain (loss)	328	(2,096)
Loss on debt modification	(1,351)	0
Balance, end of year	418,057	59,250
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of finance costs		0
Equipment Finance Loans
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of finance costs	9,489	4,826
Lines of Credit
Disclosure of detailed information about borrowings [line items]
New loans and borrowings, net of finance costs	$ 0	$ 645